ING (Lion logo)

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                             DATED DECEMBER 16, 2002

                                SUPPLEMENT TO THE
                          PROSPECTUS DATED MAY 1, 2002

                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY
                       "GOLDENSELECT ING ROLLOVER CHOICE"
        AND "GOLDENSELECT CUSTOMIZED SOLUTIONS -- ING FOCUS" PROSPECTUSES

   The information in this Supplement updates and amends certain information contained in the Prospectuses, Profiles and Statements of Additional Information for variable insurance products funded by the above separate account, dated May 1, 2002. You should read this Supplement along with the applicable Prospectus, Profile and Statement of Additional Information.

Effective December 16, 2002, the following fund has changed its name and subadviser as noted in the chart below:

----------------------------------------------------------- ------------------------------------------------
FORMER FUND NAME AND SUBADVISER                             NEW FUND NAME AND SUBADVISER
----------------------------------------------------------- ------------------------------------------------
ING Partners, Inc.-- ING Scudder International Growth       ING JPMorgan Fleming International Portfolio
Portfolio

Subadviser: Deutsche Asset Management Investment Services   Subadviser: J.P. Morgan Fleming Asset Management
Limited                                                     (London) Ltd.
----------------------------------------------------------- ------------------------------------------------


Please refer to the Supplement dated November 25, 2002 to the Prospectus of ING Partners, Inc. for additional information about these changes to the funds.

ING (Lion logo)

GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.

                                                                     12/16/2002